SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
12. SUBSEQUENT EVENTS

In August the company paid a dividend of $0.16 per common share.

In October the Company announced that it would, for the 65th time, pay dividend to its shareholders. The declared dividend was $0.16 per common share in respect of the 3rd quarter.

There have been no other material events subsequent to the six months ended June 30, 2013.